Note 20 - Revision of Prior Period Financial Statements - Revised Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued liabilities	$ 973		$ 973		$ 1,902	$ 855
Total current liabilities	2,413		2,413		2,532	2,361
Total liabilities	2,413		2,413		2,532	2,361
Accumulated deficit	(79,010)		(79,010)		(76,624)	(74,021)
Total shareholders’ deficit	(1,215)	$ (1,729)	(1,215)	$ (1,729)	109	(2,226)	$ (3,014)
Research and development expenses	350	199	639	320	741	1,299
General and administration expenses	626	399	1,191	696	2,196	1,542
Total operating expenses	1,269	769	2,372	1,320	3,576	3,444
Loss before Income Tax	(1,264)	(323)	(2,386)	(876)	(2,602)	(3,904)
Net (loss) income	$ (1,264)	$ (323)	(2,386)	(876)	(2,603)	(3,904)
Change in accrued liabilities			(929)	176	1,047	97
Net cash used in operating activities			$ (2,418)	$ (936)	$ (2,172)	(2,892)
Previously Reported [Member]
Accrued liabilities						740
Total current liabilities						2,246
Total liabilities						2,246
Accumulated deficit						(73,906)
Total shareholders’ deficit						(2,111)
Research and development expenses						1,272
General and administration expenses						1,454
Total operating expenses						3,329
Loss before Income Tax						(3,789)
Net (loss) income						(3,789)
Change in accrued liabilities						(18)
Net cash used in operating activities						(2,892)
Revision of Prior Period, Adjustment [Member]
Accrued liabilities						115
Total current liabilities						115
Total liabilities						115
Accumulated deficit						(115)
Total shareholders’ deficit						(115)
Research and development expenses						27
General and administration expenses						88
Total operating expenses						115
Loss before Income Tax						(115)
Net (loss) income						(115)
Change in accrued liabilities						115
Net cash used in operating activities						$ 0